Debt Obligations Debt Obligations - Level 3 (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]

	2017		2016
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
Senior Secured Credit Facilities:
ABL Facility	$—	$—	$—	$—
Secured Notes:
3.88% First Lien Notes due 2021 (includes $85 and $105 of unamortized debt discount at December 31, 2017 and 2016, respectively)	1,015	—	995	—
4.69% Second Lien Notes due 2022 (includes $25 and $30 of unamortized debt discount at December 31, 2017 and 2016, respectively)	177	—	172	—
Other Borrowings:
China bank loans at 4.1% at both December 31, 2017 and 2016	—	36	—	36
Total debt	$1,192	$36	$1,167	$36